Consolidated Statements of Equity Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Parent	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Noncontrolling Interest
Stockholders' Equity Balance at the Beginning of Period at Dec. 31, 2011	$ 1,884,151	$ 1,848,077	$ 1,628	$ 229,687	$ 2,535,709	$ (190,970)	$ (727,977)	$ 36,074
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	318,489	314,213			314,213			4,276
Foreign currency translation adjustments	47,165	46,770				46,770		395
Exercise of stock options	34,183	34,183		(10,482)			44,665
Tax benefit from stock options exercised	13,009	13,009		13,009
Share based compensation expense	22,187	22,187		22,187
Funding of Employee Stock Ownership Plan	3,641	3,641		370			3,271
Treasury shares purchased	(38,837)	(38,837)					(38,837)
RSU distributions	(3,314)	(3,314)		(8,453)			5,139
RSU dividends				230	(230)
Cash dividends	(31,231)	(31,231)			(31,231)
Stockholders' Equity Balance at the End of Period at Dec. 31, 2012	$ 2,249,443	2,208,698	1,628	246,548	2,818,461	(144,200)	(713,739)	40,745
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.220
Net Income	$ 318,161	313,192			313,192			4,969
Foreign currency translation adjustments	77,379	75,138				75,138		2,241
Acquisition of noncontrolling interest	(8,960)	(3,926)		(3,926)				(5,034)
Exercise of stock options	66,913	66,913		(7,317)			74,230
Tax benefit from stock options exercised	2,406	2,406		2,406
Share based compensation expense	25,099	25,099		25,099
Funding of Employee Stock Ownership Plan	4,657	4,657		959			3,698
Treasury shares purchased	(118,024)	(118,024)					(118,024)
RSU distributions	(3,466)	(3,466)		(8,795)			5,329
RSU dividends				298	(298)
Cash dividends	(35,634)	(35,634)			(35,634)
Stockholders' Equity Balance at the End of Period at Dec. 31, 2013	$ 2,577,974	2,535,053	1,628	255,272	3,095,721	(69,062)	(748,506)	42,921
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.250
Net Income	$ 322,913	322,854			322,854			59
Foreign currency translation adjustments	(367,200)	(366,544)				(366,544)		(656)
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	(88,947)	(47,542)		(42,012)		(5,530)		(41,405)
Exercise of stock options	49,024	49,024		(9,654)			58,678
Tax benefit from stock options exercised	2,093	2,093		2,093
Share based compensation expense	25,428	25,428		25,428
Funding of Employee Stock Ownership Plan	5,953	5,953		1,535			4,418
Treasury shares purchased	(163,192)	(163,192)					(163,192)
RSU distributions	(4,343)	(4,343)		(11,315)			6,972
RSU dividends				322	(322)
Cash dividends	(37,505)	(37,505)			(37,505)
Stockholders' Equity Balance at the End of Period at Dec. 31, 2014	$ 2,322,198	$ 2,321,279	$ 1,628	$ 221,669	$ 3,380,748	$ (441,136)	$ (841,630)	$ 919
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.265